Derivative Warrants Liability - Schedule of Outstanding Warrants and Terms (Details) (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Warrant percentage	25.00%
Warrants oustanding	2,477,500	4,730,906
First Warrant [Member]
Warrants oustanding	20,896,789